Submission	Mar. 10, 2025
Submission [Line Items]
Central Index Key	0001539838
Registrant Name	Diamondback Energy, Inc.
Registration File Number	333-268495
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES